Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant, and equipment
Balances and changes in property, plant, and equipment
	Weighted average useful life (years)	Balance as of December 31, 2024	Additions	Depreciation	Transfers (i)	Write-offs	Translation adjustment	Opening balance – acquisition of subsidiaries (ii)	Balance as of December 31, 2025
Cost:
Land	-	609,624	5,626	‐	455	(19,255)	-	204,984	801,434
Buildings	25	1,745,097	52,256	‐	90,162	(23,809)	-	737,124	2,600,830
Leasehold improvements	15	1,415,342	48,630	‐	114,368	(95,624)	(2,416)	239,373	1,719,673
Machinery and equipment	12	3,758,370	192,271	‐	663,739	(316,969)	(1,351)	696,873	4,992,933
Automotive fuel/lubricant distribution equipment and facilities	15	3,199,426	72,100	‐	206,998	(147,777)	‐	1,976	3,332,723
Push boats, barges, ships	18	‐	25,597	‐	52,842	‐	(104,287)	4,141,734	4,115,886
LPG tanks and bottles	8	1,085,787	88,927	‐	24,082	(44,668)	‐	11,618	1,165,746
Vehicles	6	395,885	28,775	‐	2,458	(41,863)	(17)	31,099	416,337
Furniture and fixtures	9	221,572	17,835	‐	(3,438)	(12,808)	(15)	5,141	228,287
IT equipment	5	321,250	23,822	‐	14,903	(23,891)	(85)	40,200	376,199
Construction in progress	-	1,347,892	1,064,544	‐	(1,146,389)	(5,909)	(456)	236,654	1,496,336
Advances to suppliers	-	44,966	18,445	‐	(42,006)	(7)	‐	(59)	21,339
Imports in progress	-	3,128	4,565	‐	(3,128)	‐	‐	‐	4,565
		14,148,339	1,643,393	‐	(24,954)	(732,580)	(108,627)	6,346,717	21,272,288
Accumulated depreciation:
Buildings	‐	(558,622)	‐	(93,027)	(4,370)	10,768	-	(227,469)	(872,720)
Leasehold improvements	‐	(748,916)	‐	(77,318)	(216)	92,438	921	(55,574)	(788,665)
Machinery and equipment	‐	(2,347,962)	‐	(282,345)	(466)	306,344	264	(401,695)	(2,725,860)
Automotive fuel/lubricant distribution equipment and facilities	‐	(2,122,684)	‐	(135,236)	9,913	140,403	‐	(8)	(2,107,612)
Push boats, barges, ships	‐	‐	‐	(119,248)	6	‐	33,528	(1,139,101)	(1,224,815)
LPG tanks and bottles	‐	(670,068)	‐	(97,768)	(7,968)	38,451	‐	(1,076)	(738,429)
Vehicles	‐	(154,622)	‐	(39,411)	(1,206)	9,328	19	(17,833)	(203,725)
Furniture and fixtures	‐	(142,493)	‐	(16,614)	(510)	9,245	3	(1,362)	(151,731)
IT equipment	‐	(265,675)	‐	(28,755)	837	23,170	(79)	(20,949)	(291,451)
		(7,011,042)	‐	(889,722)	(3,980)	630,147	34,656	(1,865,067)	(9,105,008)
Provision for impairment losses		(1,331)	‐	‐	‐	1,148	‐	‐	(183)
Property, plant and equipment, net		7,135,966	1,643,393	(889,722)	(28,934)	(101,285)	(73,971)	4,481,650	12,167,097

(i)	Refers to transfers of R$ 24,157 to intangible assets and R$ 4,777 to right-of-use assets.
(ii)	The total amounts of acquisitions made by the Company are substantially related to Hidrovias do Brasil (see Note 27.b).

	Weighted average useful life (years)	Balance as of December 31, 2023	Additions	Depreciation	Transfers (i)	Write-offs	Acquisition of subsidiaries	Balance as of December 31, 2024
Cost:
Land	-	607,152	12,968	‐	5,073	(15,569)	-	609,624
Buildings	31	1,646,996	8,904	‐	149,065	(61,770)	1,902	1,745,097
Leasehold improvements	15	1,292,998	37,867	‐	99,777	(15,300)	-	1,415,342
Machinery and equipment	11	3,530,184	143,782	‐	99,603	(16,382)	1,183	3,758,370
Automotive fuel/lubricant distribution equipment and facilities	14	3,361,637	80,317	‐	70,966	(327,319)	13,825	3,199,426
LPG tanks and bottles	8	1,006,398	116,503	‐	-	(37,114)	-	1,085,787
Vehicles	8	371,434	111,735	‐	(29,884)	(62,657)	5,257	395,885
Furniture and fixtures	8	212,640	12,649	‐	(154)	(3,965)	402	221,572
IT equipment	5	318,721	12,259	‐	(5,950)	(3,780)	-	321,250
Construction in progress	-	783,496	1,022,967	‐	(455,740)	(2,831)	‐	1,347,892
Advances to suppliers	-	32,557	19,834	‐	(6,558)	(867)	‐	44,966
Imports in progress	-	3,107	3,127	‐	(3,106)	‐	‐	3,128
		13,167,320	1,582,912	‐	(76,908)	(547,554)	22,569	14,148,339
Accumulated depreciation:
Buildings	‐	(536,518)	‐	(54,110)	4,126	28,014	(134)	(558,622)
Leasehold improvements	‐	(683,187)	‐	(75,957)	1,798	8,430	-	(748,916)
Machinery and equipment	‐	(2,147,842)	‐	(208,103)	1,776	6,612	(405)	(2,347,962)
Automotive fuel/lubricant distribution equipment and facilities	‐	(2,238,843)	‐	(164,248)	(7,870)	289,359	(1,082)	(2,122,684)
LPG tanks and bottles	‐	(605,298)	‐	(92,219)	-	27,449	-	(670,068)
Vehicles	‐	(181,511)	‐	(35,066)	35,776	26,792	(613)	(154,622)
Furniture and fixtures	‐	(130,117)	‐	(15,718)	642	2,784	(84)	(142,493)
IT equipment	‐	(254,952)	‐	(22,246)	8,136	3,387	-	(265,675)
		(6,778,268)	‐	(667,667)	44,384	392,827	(2,318)	(7,011,042)
Provision for impairment losses		(1,471)	(21)	‐	‐	161	‐	(1,331)
Property, plant and equipment, net		6,387,581	1,582,891	(667,667)	(32,524)	(154,566)	20,251	7,135,966

(i)	The remaining balance refers to R$ 22,348 transferred to right-of-use assets and R$ 10,176 transferred to intangible assets.

	Weighted average useful life (years)	Balance as of 12/31/2022	Additions	Depreciation	Transfers (i)	Write-offs	Acquisition of subsidiaries	Balance as of 12/31/2023
Cost:
Land	-	619,116	1,053	‐	3,316	(16,369)	36	607,152
Buildings	31	1,532,506	27,100	‐	198,398	(111,899)	891	1,646,996
Leasehold improvements	11	1,169,326	30,348	‐	90,557	(12,458)	15,225	1,292,998
Machinery and equipment	11	3,186,759	111,726	‐	133,554	(14,634)	112,779	3,530,184
Automotive fuel/lubricant distribution equipment and facilities	13	3,213,123	86,714	‐	143,010	(92,744)	11,534	3,361,637
LPG tanks and bottles	8	920,287	129,567	‐	431	(43,887)	-	1,006,398
Vehicles	8	325,094	24,661	‐	1,351	(9,473)	29,801	371,434
Furniture and fixtures	9	201,708	12,326	‐	1,649	(4,547)	1,504	212,640
IT equipment	5	303,023	19,787	‐	4,516	(10,750)	2,145	318,721
Construction in progress	-	694,726	650,828	‐	(567,114)	‐	5,056	783,496
Advances to suppliers	-	18,139	20,501	‐	(6,263)	‐	180	32,557
Imports in progress	-	902	2,205	‐	‐	‐		3,107
		12,184,709	1,116,816	‐	3,405	(316,761)	179,151	13,167,320
Accumulated depreciation:
Buildings		(591,812)	‐	(46,187)	‐	101,919	(438)	(536,518)
Leasehold improvements		(618,256)	‐	(71,139)	‐	8,858	(2,650)	(683,187)
Machinery and equipment		(1,926,954)	‐	(194,666)	‐	13,499	(39,721)	(2,147,842)
Automotive fuel/lubricant distribution equipment and facilities		(2,113,657)	‐	(181,233)	‐	60,982	(4,935)	(2,238,843)
LPG tanks and bottles		(557,260)	‐	(83,777)	‐	35,739	-	(605,298)
Vehicles		(154,177)	‐	(29,483)	‐	5,608	(3,459)	(181,511)
Furniture and fixtures		(118,438)	‐	(14,032)		3,052	(699)	(130,117)
IT equipment		(239,978)	‐	(23,721)		10,058	(1,311)	(254,952)
		(6,320,532)	‐	(644,238)	‐	239,715	(53,213)	(6,778,268)
Provision for impairment losses		(1,764)	(89)	‐	‐	382	‐	(1,471)
Net amount		5,862,413	1,116,727	(644,238)	3,405	(76,664)	125,938	6,387,581

(i)	Refers to R$ 1,086 transferred to intangible assets and R$ 4,491 transferred from right-of-use assets.